8. STOCK OPTIONS AND WARRANTS: Schedule of Warrants Activity (Tables)	12 Months Ended
Sep. 30, 2019
Tables/Schedules
Schedule of Warrants Activity

The continuity of warrants for the year ended September 30, 2019 is as follows:

Expiry date	Exercise price	September 30, 2018	Issued	Exercised	Expired	September 30, 2019
September 28, 2019	$ 0.20	1,200,000	-	-	(1,200,000)	-
March 6, 2020	$ 0.20	2,500,000	-	-	-	2,500,000
March 8, 2020	$ 0.15	7,221,875	-	-	-	7,221,875
April 7, 2020	$ 0.15	3,255,000	-	-	-	3,255,000
April 25, 2020	$ 0.15	5,000,000	-	-	-	5,000,000
August 16, 2020	$ 0.20	892,857	-	-	-	892,857
December 24, 2020	$ 0.10	-	5,000,000	-	-	5,000,000
July 9, 2022	$ 0.10	-	13,820,000	-	-	13,820,000
Outstanding		20,069,732	18,820,000	-	(1,200,000)	37,689,732
Weighted average exercise price		$ 0.16	$ 0.10	$ Nil	$ 0.20	$ 0.13

As at September 30, 2019, the weighted average contractual remaining life of warrants is 1.44 years (September 30, 2018 – 1.48 years; September 30, 2017 – 1.95 years).

The continuity of warrants for the year ended September 30, 2018 is as follows:

Expiry date	Exercise price	September 30, 2017	Issued	Exercised	Expired	September 30, 2018
October 3, 2017	$ 0.40	687,000	-	-	(687,000)	-
October 9, 2017	$ 0.40	755,500	-	-	(755,500)	-
December 24, 2017	$ 1.00	300,000	-	-	(300,000)	-
April 29, 2018	$ 0.40	3,000,000	-	-	(3,000,000)	-
September 28, 2019	$ 0.20	1,200,000	-	-	-	1,200,000
March 6, 2020	$ 0.20	2,500,000	-	-	-	2,500,000
March 8, 2020	$ 0.15	7,221,875	-	-	-	7,221,875
April 7, 2020	$ 0.15	3,100,000	155,000	-	-	3,255,000
March 25, 2020	$ 0.15	-	5,000,000	-	-	5,000,000
August 16, 2020	$ 0.20	892,857	-	-	-	892,857
Outstanding		19,657,232	5,155,000	-	(4,742,500)	20,069,732
Weighted average exercise price		$ 0.23	$ 0.15	$ Nil	$ 0.44	$ 0.16

The continuity of warrants for the year ended September 30, 2017 is as follows:

Expiry date	Exercise price	September 30, 2016	Issued	Exercised	Expired	September 30, 2017
December 16, 2016	$ 1.50	483,666	-	-	(483,666)	-
March 17, 2017	$ 1.50	266,667	-	-	(266,667)	-
May 15, 2017	$ 1.00	1,200,000	-	-	(1,200,000)	-
September 11, 2017	$ 1.00	900,000	-	-	(900,000)	-
October 3, 2017	$ 0.40	687,000	-	-	-	687,000
October 9, 2017	$ 0.40	755,500	-	-	-	755,500
December 24, 2017	$ 1.00	300,000	-	-	-	300,000
April 29, 2018	$ 0.40	3,000,000	-	-	-	3,000,000
September 28, 2019	$ 0.20	1,200,000	-	-	-	1,200,000
March 6, 2020	$ 0.20	-	2,500,000	-	-	2,500,000
March 8, 2020	$ 0.15	7,000,000	221,875	-	-	7,221,875
April 7, 2020	$ 0.15	3,100,000	-	-	-	3,100,000
August 16, 2020	$ 0.20	-	892,857	-	-	892,857
Outstanding		18,892,833	3,614,732	-	(2,850,333)	19,657,232
Weighted average exercise price		$ 0.37	$ 0.20	$ Nil	$ 1.13	$ 0.23